RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS
Schedule of balances due to related parties
	December 31, 2024	March 31, 2024
Balances due to related parties	($)	($)
Hunter Dickinson Services Inc.	54,230	134,251
United Mineral Services Ltd.	–	7,586
Thomas Wilson (CFO fees)	–	5,496
Total	54,230	147,333

Summary of transactions with HDSI
	Nine months ended December 31,
	2024	2023
(rounded to the nearest thousand CAD)	($)	($)
Services received from HDSI and as requested by the Company	1,405,000	923,000
Information technology – infrastructure and support services	63,000	45,000
Office rent	38,000	32,000
Reimbursement, at cost, of third-party expenses
incurred by HDSI on behalf of the Company	212,000	222,000
Total	1,718,000	1,222,000